SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2023
SHARE-BASED COMPENSATION
Schedule of Stock Award Activity

Weighted Average
		Weighted	Remaining
	Number of	Average	Contractual
	Shares	Exercise Price	Term In Years
$
Outstanding, July 1, 2016	1,270,000	12	2.42
Granted	—	12	3.00
Exercised	—	—	—
Forfeited	(1,190,000)	12	—
Canceled	(80,000)	12	—
Outstanding, June 30, 2017, 2018, 2019, 2020, 2021 and 2022	—	—	—
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—
Canceled	—	—	—
Outstanding, June 30, 2023	—	—	—

Exercisable, June 30, 2022 and 2023	—	—	—
Vested and expected to vest, June 30, 2022 and 2023	—	—	—

Schedule of Weighted Average Assumptions Used to Value Options	The weighted-average assumptions used in the Binomial Model calculation for option grants during the year ended June 30, 2016 were as follows:

Expected volatility	51.5%
Risk-free interest rates	1.77%
Expected terms	5.0 years
Dividend yields	0%
Sub-Optimal behavior multiple	2.80
Fair Value per share of options granted	$5.27~$5.44